Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 72.6%
U.S. Treasury - 0.3%
U.S. Treasury Notes
4.25%, 11/15/2034	$ 500,000	$ 496,875
		496,875
U.S. Treasury Inflation-Protected Securities - 72.3%
U.S. Treasury Inflation-Protected Indexed Bonds
0.13%, 02/15/2051 - 02/15/2052	4,863,325	2,570,359
0.25%, 02/15/2050	1,875,435	1,069,224
0.63%, 02/15/2043	3,019,939	2,226,354
0.75%, 02/15/2042 - 02/15/2045	8,093,455	6,141,588
1.00%, 02/15/2046	1,017,465	762,291
1.38%, 02/15/2044	2,965,366	2,470,237
1.50%, 02/15/2053	2,162,760	1,681,586
1.75%, 01/15/2028	1,994,668	2,016,953
2.13%, 02/15/2040 - 02/15/2054	5,610,513	5,411,108
2.38%, 01/15/2027 - 02/15/2055	3,722,164	3,717,430
2.50%, 01/15/2029	2,694,774	2,801,259
3.38%, 04/15/2032	2,827,617	3,139,619
3.63%, 04/15/2028	944,020	1,001,428
3.88%, 04/15/2029	2,541,929	2,770,495
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 04/15/2026 - 01/15/2032	20,564,879	19,298,946
0.25%, 07/15/2029	2,261,970	2,174,242
0.38%, 01/15/2027 - 07/15/2027	8,852,458	8,733,984
0.50%, 01/15/2028	5,277,757	5,177,850
0.63%, 01/15/2026 - 07/15/2032	3,963,749	3,779,741
0.75%, 07/15/2028	4,289,910	4,238,714
0.88%, 01/15/2029	3,309,878	3,259,741
1.13%, 01/15/2033	1,402,856	1,338,379
1.25%, 04/15/2028	4,500,972	4,491,123
1.38%, 07/15/2033	3,175,200	3,076,216
1.63%, 10/15/2027 - 04/15/2030	7,206,972	7,284,529
1.75%, 01/15/2034	941,148	930,551
2.13%, 04/15/2029 - 01/15/2035	6,081,849	6,209,349
2.38%, 10/15/2028	3,673,110	3,806,918
		111,580,214
Total U.S. Government Obligations (Cost $119,271,966)		112,077,089
CORPORATE DEBT SECURITIES - 14.1%
Aerospace & Defense - 0.2%
Boeing Co.
3.25%, 02/01/2028	306,000	296,129
Automobiles - 0.4%
Ford Motor Credit Co. LLC
6.05%, 11/05/2031	300,000	300,172
Stellantis Finance U.S., Inc.
6.45%, 03/18/2035 (A)	289,000	289,242
		589,414
Banks - 6.2%
BAC Capital Trust XIV
3-Month Term SOFR + 0.66%, 4.98% (B), 08/15/2025 (C)	966,000	794,619
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	$ 338,000	$ 330,056
Fixed until 10/25/2034, 5.52% (B), 10/25/2035	968,000	968,930
Fixed until 02/12/2035, 5.74% (B), 02/12/2036	1,200,000	1,220,777
Barclays PLC
Fixed until 09/10/2029, 4.94% (B), 09/10/2030	320,000	322,262
BNP Paribas SA
Fixed until 05/09/2030, 5.09% (B), 05/09/2031 (A)	354,000	357,420
BPCE SA
Fixed until 01/14/2045, 6.92% (B), 01/14/2046 (A)	253,000	264,638
Citigroup, Inc.
Fixed until 11/03/2031, 2.52% (B), 11/03/2032	609,000	531,642
Fixed until 09/19/2034, 5.41% (B), 09/19/2039	228,000	223,232
Deutsche Bank AG
Fixed until 05/28/2031, 3.04% (B), 05/28/2032	700,000	630,269
Fixed until 01/18/2028, 6.72% (B), 01/18/2029	350,000	366,534
Goldman Sachs Group, Inc.
Fixed until 07/21/2031, 2.38% (B), 07/21/2032	500,000	436,779
HSBC Holdings PLC
Fixed until 11/03/2032, 8.11% (B), 11/03/2033	379,000	438,415
Morgan Stanley
Fixed until 09/16/2031, 2.48% (B), 09/16/2036	958,000	816,589
Fixed until 10/18/2029, 4.65% (B), 10/18/2030	800,000	801,599
NatWest Group PLC
Fixed until 08/28/2030, 3.03% (B), 11/28/2035	381,000	343,782
Fixed until 08/15/2029, 4.96% (B), 08/15/2030	300,000	303,222
UBS Group AG
Fixed until 05/09/2035, 5.58% (B), 05/09/2036 (A)	210,000	213,885
Zions Bancorp NA
Fixed until 08/19/2034, 6.82% (B), 11/19/2035	252,000	263,068
		9,627,718
Chemicals - 1.0%
Albemarle Corp.
5.65%, 06/01/2052 (D)	479,000	399,141
Dow Chemical Co.
5.60%, 02/15/2054	88,000	77,720
Eastman Chemical Co.
5.75%, 03/08/2033	259,000	268,991
Nutrien Ltd.
5.25%, 03/12/2032	697,000	707,862
Transamerica Series Trust

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Sherwin-Williams Co.
4.80%, 09/01/2031	$ 142,000	$ 142,928
		1,596,642
Commercial Services & Supplies - 0.6%
Triton Container International Ltd.
3.15%, 06/15/2031 (A)	968,000	839,851
Construction & Engineering - 0.2%
Lennar Corp.
5.20%, 07/30/2030	128,000	130,400
MasTec, Inc.
5.90%, 06/15/2029	154,000	159,128
		289,528
Containers & Packaging - 0.6%
Smurfit Westrock Financing DAC
5.42%, 01/15/2035	201,000	204,060
Sonoco Products Co.
5.00%, 09/01/2034 (D)	666,000	647,531
		851,591
Insurance - 0.7%
Hartford Insurance Group, Inc.
3-Month Term SOFR + 2.39%, 6.71% (B), 02/12/2067 (A)	1,196,000	1,112,185
Machinery - 0.1%
Weir Group, Inc.
5.35%, 05/06/2030 (A)	210,000	212,727
Metals & Mining - 1.6%
ArcelorMittal SA
6.35%, 06/17/2054 (D)	385,000	387,011
Corp. Nacional del Cobre de Chile
6.33%, 01/13/2035 (A)	285,000	295,371
Glencore Funding LLC
2.63%, 09/23/2031 (A)	152,000	133,754
2.85%, 04/27/2031 (A)	634,000	570,561
Newmont Corp./Newcrest Finance Pty. Ltd.
5.75%, 11/15/2041	294,000	295,880
Rio Tinto Finance USA PLC
5.75%, 03/14/2055	252,000	252,081
South32 Treasury Ltd.
4.35%, 04/14/2032 (A)	615,000	576,891
		2,511,549
Oil, Gas & Consumable Fuels - 2.4%
APA Corp.
4.25%, 01/15/2030 (A)	1,102,000	1,055,605
6.10%, 02/15/2035 (A)	120,000	117,547
Cheniere Energy Partners LP
5.55%, 10/30/2035 (A)	130,000	130,655
Diamondback Energy, Inc.
5.40%, 04/18/2034	153,000	153,362
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (B), 07/15/2077	474,000	469,290
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP
5.35%, 05/15/2045	$ 138,000	$ 124,044
Enterprise Products Operating LLC
3.70%, 01/31/2051	446,000	319,636
Fixed until 08/16/2027, 5.25% (B), 08/16/2077	248,000	245,244
Phillips 66 Co.
4.95%, 03/15/2035 (D)	409,000	396,851
Var Energi ASA
6.50%, 05/22/2035 (A)	206,000	213,478
Woodside Finance Ltd.
5.40%, 05/19/2030	408,000	413,725
		3,639,437
Residential REITs - 0.0% *
ERP Operating LP
4.95%, 06/15/2032	54,000	54,441
Semiconductors & Semiconductor Equipment - 0.1%
Foundry JV Holdco LLC
5.90%, 01/25/2033 (A)	211,000	216,829
Total Corporate Debt Securities (Cost $21,668,523)		21,838,041
FOREIGN GOVERNMENT OBLIGATIONS - 9.6%
Australia - 0.8%
Australia Government Bonds
2.50%, 09/20/2030 (E)	AUD 1,250,000	1,242,178
Italy - 0.8%
Italy Buoni Poliennali Del Tesoro
0.10%, 05/15/2033 (E)	EUR 1,188,340	1,223,828
Japan - 4.3%
Japan Government CPI-Linked Bonds
0.10%, 03/10/2026 - 03/10/2028	JPY 991,729,000	6,713,428
Mexico - 0.1%
Mexico Government International Bonds
4.28%, 08/14/2041	$ 257,000	196,605
Spain - 1.5%
Spain Government Inflation-Linked Bonds
1.00%, 11/30/2030 (E)	EUR 2,042,512	2,352,719
United Kingdom - 2.1%
U.K. Inflation-Linked Gilt
0.13%, 03/22/2026 - 03/22/2029 (E)	GBP 1,094,100	1,425,289
1.25%, 11/22/2032 (E)	1,298,815	1,741,296
		3,166,585
Total Foreign Government Obligations (Cost $15,962,698)		14,895,343
Transamerica Series Trust

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITY - 0.7%
American Express Credit Account Master Trust
Series 2022-3, Class A, 3.75%, 08/15/2027	$ 1,025,000	$ 1,024,580
Total Asset-Backed Security (Cost $998,935)		1,024,580

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 0.7%
Money Market Funds - 0.7%
State Street Institutional U.S. Government Money Market Fund, 4.25% (F)	1,136,286	1,136,286
Total Short-Term Investment Companies (Cost $1,136,286)		1,136,286

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 1.6%
U.S. Treasury Bills 4.22% (F), 02/19/2026	$ 2,500,000	2,442,785
Total Short-Term U.S. Government Obligation (Cost $2,446,148)		2,442,785

	Shares	Value
OTHER INVESTMENT COMPANY - 1.2%
Securities Lending Collateral - 1.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.27% (F)	1,832,380	$ 1,832,380
Total Other Investment Company (Cost $1,832,380)		1,832,380
Total Investments (Cost $163,316,936)		155,246,504
Net Other Assets (Liabilities) - (0.5)%		(834,319)
Net Assets - 100.0%		$ 154,412,185
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	10/09/2025	USD	3,719,810	EUR	3,150,000	$107,980	$—
MSCS	10/09/2025	USD	1,240,435	AUD	1,900,000	17,744	—
MSCS	10/09/2025	USD	3,240,541	GBP	2,374,000	103,160	—
MSCS	10/09/2025	USD	6,892,407	JPY	995,000,000	241,485	—
Total						$470,369	$—
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Obligations	$—	$112,077,089	$—	$112,077,089
Corporate Debt Securities	—	21,838,041	—	21,838,041
Foreign Government Obligations	—	14,895,343	—	14,895,343
Asset-Backed Security	—	1,024,580	—	1,024,580
Short-Term Investment Companies	1,136,286	—	—	1,136,286
Short-Term U.S. Government Obligation	—	2,442,785	—	2,442,785
Other Investment Company	1,832,380	—	—	1,832,380
Total Investments	$2,968,666	$152,277,838	$—	$155,246,504
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$470,369	$—	$470,369
Total Other Financial Instruments	$—	$470,369	$—	$470,369
Transamerica Series Trust

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the total value of 144A securities is $6,600,639, representing 4.3% of the Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)
All or a portion of the security is on loan. The total value of the securities on loan is $1,793,786, collateralized by cash collateral of $1,832,380. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2025, the total value of the Regulation S securities is $7,985,310, representing 5.2%
of the Fund's net assets.

(F)	Rate disclosed reflects the yield at July 31, 2025.
(G)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
JPMS	JPMorgan Securities LLC
MSCS	Morgan Stanley Capital Services Inc.
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Transamerica Series Trust

Transamerica Inflation Opportunities

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Inflation Opportunities (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Transamerica Series Trust

Transamerica Inflation Opportunities

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust